Cash flow information	9 Months Ended
Mar. 31, 2020
Statement Of Cash Flows [Abstract]
Cash flow information

7. Cash flow information

(in U.S. dollars, in thousands)
(a) Reconciliation of cash and cash equivalents	As of March 31, 2020	As of June 30, 2019
Cash at bank	59,707	50,005
Deposits at call	370	421
	60,077	50,426

(in U.S. dollars, in thousands)
(b) Reconciliation of net cash flows used in operations with loss after income tax	Nine Months Ended March 31, 2020	Nine Months Ended March 31, 2019
Loss for the period	(45,330)	(69,073)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	2,661	1,629
Foreign exchange (gains)/losses	20	(175)
Finance costs	6,764	5,214
Remeasurement of borrowing arrangements	(1,098)	376
Remeasurement of contingent consideration	(1,276)	3,352
Payment for services rendered in shares	—	620
Equity settled share-based payment	4,527	3,217
Deferred tax benefit	(6,158)	(5,778)
Change in operating assets and liabilities:
(Increase)/decrease in trade and other receivables	(556)	5,543
(Increase)/decrease in prepayments	1,253	1,682
Decrease/(increase) in tax assets	1,499	1,728
Increase/(decrease) in trade creditors and accruals	6,313	1,130
Increase/(decrease) in provisions	2,098	1,831
Increase/(decrease) in deferred consideration	(7,500)	10,000
Net cash outflows used in operations	(36,783)	(38,704)